PROPERTY, PLANT, & EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	June 30, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$38,701	$36,853
Oilfield equipment	3 to 15	505,504	411,984
Furniture and fixtures	5	1,503	3,720
Office equipment and tools	3 to 6	39,589	35,991
Vehicles and cranes	5 to 8	8,262	12,292
Less: Accumulated depreciation		(151,440)	(104,689)
Land		5,104	5,104
Capital work in progress		10,938	18,052
Total		$458,161	$419,307